Document and Entity Information Document	Jul. 20, 2022
Entity Central Index Key	0001377630
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity File Number	001-33296
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Trading Symbol	NCMI
Security Exchange Name	NASDAQ
Amendment Flag	false
Document Period End Date	Jul. 20, 2022
Document Type	8-K
Entity Tax Identification Number	20-5665602
(State or Other Jurisdiction of Incorporation or Organization)	DE
Entity Address, Address Description	6300 S. Syracuse Way
Entity Address, Address Line Two	Suite 300
Document Period End Date	Jul. 20, 2022
Entity Registrant Name	National CineMedia, Inc.
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	303
Local Phone Number	792-3600